INCOME TAXES (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2017
Operating Loss Carryforwards, Total	€ 59,632
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	13,793
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	€ 58,856
U.S Subsidiary Taxable Net Income Subject to Lower Taxes with New Tax Law, Minimum | $			$ 100
Effective Income Tax Rate Reconciliation, at French Corporate Income Tax Rate, Percent	25.00%	28.00%
EDAP TMS S.A. [Member]
Operating Loss Carryforwards, Total	€ 29,791
EDAP Technomed Inc. [Member]
Operating Loss Carryforwards, Total	29,022
Edap Technomed Co Ltd Japan [Member]
Operating Loss Carryforwards, Total	776
EDAP TMS GMBH [Member]
Operating Loss Carryforwards, Total	€ 43
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%
Foreign Tax Authority [Member] | Minimum | Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				15.00%
Foreign Tax Authority [Member] | Maximum | Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				39.00%